Accounts receivable	12 Months Ended
Sep. 30, 2019
Accounts receivable
Accounts receivable

Note 3 — Accounts receivable

Accounts receivable consisted of the following:

	September 30,	September 30,
	2019	2018

Accounts receivable - trade	$13,824,937	$8,601,269
Accounts receivable - related party	2,654	1,257
Accounts receivable, net	$13,827,591	$8,602,526

No allowance for doubtful accounts was deemed necessary for the years ended September 30, 2019, 2018 and 2017 as the Company considers all of the accounts receivable fully collectible. Approximately $13,489,903, or 98% of the September 30, 2019 balance has been subsequently collected as of December 19, 2019.

Movement of accounts receivable is as follows:

	September 30,	September 30,
	2019	2018

Beginning balance	$8,602,526	$5,144,457
Increased during the year	30,186,725	31,979,662
Less: collected during the year	(24,233,499)	(28,117,799)
Exchange rate difference	(728,161)	(403,794)
Ending balance	$13,827,591	$8,602,526